Related parties (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Supplier and contractors	$ 234	$ 230
Liabilities Financial instruments and other liabilities	340	501
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors	28	49
Liabilities Financial instruments and other liabilities	235	291
Mrs Logistica S.a. [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors	25	32
Vale Oman Distribution Center [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors	49	44
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors	3	2
Liabilities Financial instruments and other liabilities	81	47
PTVI [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors	58	67
Anglo American [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors	28
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors	43	24
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Supplier and contractors	234	218
Liabilities Financial instruments and other liabilities	316	338
Cosan [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors		1
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Liabilities Financial instruments and other liabilities	24	163
Major Shareholders [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors		1
Liabilities Financial instruments and other liabilities	$ 24	163
Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors		$ 11